                           Supplement to Prospectus Dated May 1, 2000, Revised Effective October 23, 2000
                                                  Supplement dated March 12, 2001

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life
Assurance Corporation ("American Skandia").  If you do not have a current prospectus, please contact American Skandia at
1-800-SKANDIA.

                                          HIGHEST ANNIVERSARY VALUE OPTIONAL DEATH BENEFIT

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The Highest  Anniversary  Value  Optional  Death Benefit is being offered to new purchasers of the Annuity in the state of New York.
This benefit replaces the Guaranteed Minimum Death Benefit described in the Prospectus.
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                                              I. SUMMARY OF CONTRACT FEES AND CHARGES

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HIGHEST ANNIVERSARY VALUE OPTIONAL DEATH BENEFIT
We offer an Optional  Death  Benefit that provides an enhanced  level of protection  for your     0.15% of the current Death Benefit
beneficiary(ies)  by  providing  the  greater of the  current  Account  Value or the  Highest                   amount
Anniversary Value.                                                                               (Amounts are deducted in arrears each
                                                                                                             Annuity Year)
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                                                        II. EXPENSE EXAMPLES

The Expense  Examples in the  Prospectus do not reflect the charge for the Highest  Anniversary  Value  Optional Death Benefit being offered  under the Annuity.  If you purchase the Annuity with the Highest  Anniversary  Value  Optional  Death  Benefit,  the charge described above is deducted on an annual basis in arrears in addition to the amounts shown in the Prospectus.

Highest Anniversary Value Optional Death Benefit
If you purchase the Highest  Anniversary  Value Optional  Death  Benefit,  an annual charge of 0.15% is deducted from your Annuity's
Account  Value.  The charge will be based on the current Death Benefit under the Highest  Anniversary  Value  Optional Death Benefit
as of the date the charge is  deducted.  Below is an example of how the charge for the  Highest  Anniversary  Value  Optional  Death
Benefit is calculated.

Initial Purchase Payment:           $10,000
Account Value on
  Anniversary of Issue Date:        $12,500
Current Death Benefit:              $13,000

Cost of Optional Death Benefit      0.15% X Current Death Benefit = $19.50 per year

The charge for the Optional  Death Benefit is deducted in addition to the  Insurance  Charge which is deducted on a daily basis from the  Account  Value  allocated  to the  Sub-accounts.  The charge for the  Optional  Death  Benefit is  deducted  in arrears on each anniversary  of the Issue Date of the Annuity or, if you terminate  the Optional  Death  Benefit or surrender  your Annuity,  on the date the termination or surrender is effective.

                                                         III. DEATH BENEFIT

The Annuity  provides a basic Death Benefit at no additional  charge.  The Insurance  Charge we deduct from Account Value  allocated to the  Sub-accounts  is used, in part, to pay us for the risk we assume in providing  the basic Death Benefit  guarantee  under the
Annuity.  The Annuity also offers an Optional Death Benefit that can be purchased for an additional  charge.  The additional  charge is deducted to  compensate  American  Skandia for  providing  increased  insurance  protection  under the  Optional  Death  Benefit.
Notwithstanding  the  additional  protection  provided  under the Optional  Death  Benefit,  the  additional  cost has the impact of reducing the net performance of the investment options.

Highest Anniversary Value Optional Death Benefit
If the Annuity has one Owner, the Owner must be age 80 or less at the time the Highest  Anniversary  Value Optional Death Benefit is
purchased.  If the Annuity has joint  Owners,  the oldest  Owner must be age 80 or less.  If the Annuity is owned by an entity,  the
Annuitant must be age 80 or less.

Key Terms Used with the Highest Anniversary Value Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest
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     of either joint Owner or the Annuitant, if entity owned.

|X|      The Highest  Anniversary  Value  equals the highest of all  previous  "Anniversary  Values" on or before the earlier of the
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     Owner's date of death and the "Death Benefit Target Date".

|X|      The Anniversary  Value is the Account Value as each anniversary of the Issue Date plus the sum of all Purchase  Payments on
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     or after such anniversary less the sum of all "Proportional  Reductions"  since such anniversary.  The Anniversary Value on the
     Issue Date is equal to your Purchase Payment.

|X|      A  Proportional  Reduction is a reduction to the value being  measured  caused by a withdrawal,  equaling the percentage of
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     the  withdrawal  as compared to the Account  Value as of the date of the  withdrawal.  For example,  if your  Account  Value is
     $10,000 and you withdraw  $2,000 (a 20% reduction),  we will reduce both your  Anniversary  Value and the amount  determined by
     Purchase Payments increasing at the appropriate interest rate by 20%.

Calculation of Highest Anniversary Value Death Benefit
The Highest Anniversary Value Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the Sub-accounts as of the date we receive in writing "due proof of death"; and
2.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the Account Value as of the date we receive in writing "due proof of death"; and
2.       the Highest  Anniversary  Value on the Death Benefit Target Date plus the sum of all Purchase  Payments less the sum of all
              Proportional Reductions since the Death Benefit Target Date.

Annuities with joint Owners
For  Annuities  with Joint  Owners,  the Death  Benefit is  calculated as shown above except that the age of the oldest of the Joint
Owners is used to determine the Death Benefit  Target Date.  NOTE: If you and your spouse own the Annuity  jointly,  we will pay the
Death Benefit to the Beneficiary.  If the sole primary  Beneficiary is the surviving spouse,  then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is calculated as shown above except that the age of the Annuitant is used to determine  the Death  Benefit  Target  Date.  Payment of the Death  Benefit is based on the death of the  Annuitant  (or  Contingent
Annuitant, if applicable).

How much do you charge for the optional Death Benefit?
We deduct a charge from your  Account  Value if you elect to purchase  the  optional  Death  Benefit.  No charge  applies  after the
Annuity Date.  We deduct the charge on a pro-rata basis from the variable investment options:
1.       on each anniversary of the Issue Date;
2.       when Account Value is transferred to our general account prior to the Annuity Date; and
3.       if you surrender your Annuity or terminate the optional Death Benefit.

If you  surrender  the Annuity or elect to begin  receiving  annuity  payments,  the charge will be prorated.  During the first year after the Issue Date,  the charge will be prorated  from the Issue Date.  In all  subsequent  years,  it would be prorated  from the last  anniversary of the Issue Date. We deduct the amount of the charge  pro-rata from the Account Value in the variable  investment options.

ASXT - SUPP. (03/12/2001)                                                                                                  ASXTPROS